INVESTMENTS IN AND ADVANCES TO ASSOCIATES (Details) In Millions, unless otherwise specified	12 Months Ended					1 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended		4 Months Ended	12 Months Ended
	Dec. 31, 2014 RUB	Dec. 31, 2013 RUB	Dec. 31, 2012 RUB	Dec. 31, 2014 MTS Belarus RUB	Dec. 31, 2013 MTS Belarus RUB	Dec. 31, 2014 MTS Bank RUB	Apr. 30, 2013 MTS Bank RUB	Dec. 31, 2014 MTS Bank RUB	Dec. 31, 2013 MTS Bank RUB	Oct. 31, 2014 MTS Bank RUB	Sep. 30, 2012 MTS Bank Loans receivable RUB	Dec. 31, 2014 OZON Holdings Limited RUB	Apr. 30, 2014 OZON Holdings Limited USD ($)	Apr. 30, 2014 OZON Holdings Limited RUB	Apr. 30, 2014 Business-Nedvizhimost RUB	Sep. 30, 2013 Business-Nedvizhimost	Apr. 30, 2014 Business-Nedvizhimost RUB	Dec. 31, 2013 Business-Nedvizhimost RUB	Dec. 31, 2014 Intellect Telecom RUB	Dec. 31, 2013 Intellect Telecom RUB	Dec. 31, 2014 Stream RUB	Dec. 31, 2013 Stream RUB
Schedule of Equity Method Investments
Equity investment				6,033	5,013	4,858		4,858	5,476			2,708						410	78	163	332	231
Advances to associates						2,100		2,100	2,100										168
Total investments in and advances to associates	16,277	13,393
Equity method ownership interest acquired							25.10%						10.82%	10.82%
Amount of acquired equity method investment						3,639	5,089	3,639		1,266			75	2,702
Ownership interest in equity investment (as a percent)						27.00%	26.30%
Term of subordinated loan											10 years
Amount of subordinated loan provided											2,100
Interest rate, subordinated loan provided (as a percent)											8.80%
Impairment on investment								3,225
Ownership interest sold (as a percent)															49.00%	51.00%
Proceeds from sale of stake	508														3,100
Interest rate of proceeds of the sale payable in arrears															9.00%
Equity-method goodwill												739
Financial position and results of operations
Total current assets				9,022	5,867							7,888						313	237	140	974	485
Total non-current assets				8,042	6,539							2,962						749	458	483	91	214
Total assets				17,064	12,406	215,070		215,070	224,446			10,850						1,062	695	623	1,065	699
Total current liabilities				(5,126)	(3,161)							(3,640)						(181)	(506)	(267)	(341)	(206)
Total non-current liabilities				(168)								(377)						(50)	(17)	(14)
Total liabilities				(5,294)	(3,161)	(181,724)		(181,724)	(201,077)			(4,017)						(231)	(523)	(281)	(341)	(206)
Noncontrolling interest						(4,061)		(4,061)	(1,924)
Revenue				(17,639)	(14,310)							(11,097)					196	(13)	(198)	(357)	(1,280)	(738)
Gross profit				(12,910)	(10,271)							(2,369)					90	(8)	(4)	(66)	(566)	(253)
Total interest income								(25,107)	(18,266)
Total interest expense								9,868	7,737
Operating loss/(profit)								14,915	(1,036)
Net loss/(income)				(7,466)	(4,649)			12,585	(868)			2,494					17	(5)	170	81	(226)	(9)
Total earnings or losses of associates	(2,880)	2,472	869